Notes to the Balance Sheet - Summary of Non-Current Prepaid Expenses (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid Expenses	€ 6,124,000	€ 7,405,000
Other Assets	1,217,000	1,324,000
Total	€ 7,341,491	€ 8,728,994